<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     6/30/2011

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		July 11, 2011

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROFLEX HLDG CORP COM         COM              007767106     1860   102500 SH       SOLE                   102500
ALERE INC COM                  COM              01449J105     1648    45000 SH       SOLE                    45000
ASCENT MEDIA CORP COM SER A    COM              043632108     4767    90000 SH       SOLE                    90000
BANK OF AMER CORP              COM              060505104     1699   155000 SH       SOLE                   155000
CABELA'S INC - CL A            COM              126804301     2172    80000 SH       SOLE                    80000
CARMAX INC                     COM              143130102     1488    45000 SH       SOLE                    45000
CITI TRENDS INC                COM              17306X102      909    60250 SH       SOLE                    60250
COST PLUS INC CALIF            COM              221485105     3000   300000 SH       SOLE                   300000
DEXCOM INC COM                 COM              252131107     2463   170000 SH       SOLE                   170000
DIGIMARC CORP.                 COM              253807101     2502    71428 SH       SOLE                    71428
DISCOVERY COMMUN NEW COM SER C COM              25470F302     1371    37500 SH       SOLE                    37500
DISCOVERY COMMUNICATIONS SER A COM              25470F104     1536    37500 SH       SOLE                    37500
EXAMWORKS GROUP INC COM        COM              30066A105     1904    75000 SH       SOLE                    75000
FOSSIL INC                     COM              349882100     3532    30000 SH       SOLE                    30000
GENTEX CORP                    COM              371901109     1814    60000 SH       SOLE                    60000
GNC HLDGS INC COM CL A         COM              36191G107     1352    62000 SH       SOLE                    62000
HEARTLAND PAYMENT SYSTEMS INC  COM              42235N108     1030    50000 SH       SOLE                    50000
HECKMANN CORP COM              COM              422680108     1510   250000 SH       SOLE                   250000
HERTZ GLOBAL HLDS              COM              42805T105     2382   150000 SH       SOLE                   150000
HMS HOLDINGS                   COM              40425J101     1153    15000 SH       SOLE                    15000
HORIZON TECHNOLOGY FIN COM     COM              44045A102     1187    75000 SH       SOLE                    75000
HOWSTUFFWORKS II               COM              40431N203      305    53449 SH       SOLE                    53449
INTERCLICK INC COM NEW         COM              458483203     2860   359264 SH       SOLE                   359264
INTERVAL LEISURE GROUP COM     COM              46113M108     2327   170000 SH       SOLE                   170000
INUVO INC COM NEW              COM              46122W204      439   209170 SH       SOLE                   209170
KIT DIGITAL INC COM NEW        COM              482470200     2388   200000 SH       SOLE                   200000
LIVEPERSON INC COM             COM              538146101     1202    85000 SH       SOLE                    85000
LUMBER LIQUIDATORS HOLDINGS IN COM              55003T107     1651    65000 SH       SOLE                    65000
MAXYGEN                        COM              577776107     1914   350000 SH       SOLE                   350000
META FINL GROUP INC COM        COM              59100U108      364    19092 SH       SOLE                    19092
NETSPEND HLDGS INC COM         COM              64118V106      850    85000 SH       SOLE                    85000
NFJ DIVID INT & PRM ST COM SHS COM              65337H109     5011   265000 SH       SOLE                   265000
NGL ENERGY PARTNERS LP COM UNI COM              62913M107      997    50000 SH       SOLE                    50000
O2MICRO INTERNATIONAL          COM              67107W100     1625   250000 SH       SOLE                   250000
PENN NATL GAMING               COM              707569109     2824    70000 SH       SOLE                    70000
PF CHANG'S CHINA BISTRO        COM              69333Y108     2314    57500 SH       SOLE                    57500
PNC FINANCIAL SVCS             COM              693475105     2086    35000 SH       SOLE                    35000
QUALCOMM                       COM              747525103     2272    40000 SH       SOLE                    40000
SBA COMMUNICATIONS CORP-CL A   COM              78388J106     1528    40000 SH       SOLE                    40000
SHUTTERFLY INC COM             COM              82568P304     4163    72500 SH       SOLE                    72500
SOLAR CAP LTD COM              COM              83413U100     2716   110000 SH       SOLE                   110000
STAPLES                        COM              855030102      790    50000 SH       SOLE                    50000
TEXAS ROADHOUSE INC            COM              882681109     2192   125000 SH       SOLE                   125000
TREE COM INC COM               COM              894675107      674   131680 SH       SOLE                   131680
TUESDAY MORNING CORP COM NEW   COM              899035505     1263   271567 SH       SOLE                   271567
UNIVERSAL HEALTH SERVICES - CL COM              913903100     1031    20000 SH       SOLE                    20000
US AUTO PARTS NETWORK INC      COM              90343C100      958   125002 SH       SOLE                   125002
WET SEAL CL A                  COM              961840105     1207   270000 SH       SOLE                   270000
WMS INDUSTRIES                 COM              929297109      829    27000 SH       SOLE                    27000
WORLD HEART CORP COM NO PAR    COM              980905400      198   198268 SH       SOLE                   198268